Stock Option Plans - Summary of Employee and Nonemployee Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options Outstanding, Number of Shares Outstanding
Outstanding, beginning balance	553,340	559,990	511,660	220,000
Granted		2,400	67,615	340,660
Exercised				(45,400)
Cancelled or expired	(5,333)	(9,050)	(19,285)	(3,600)
Outstanding, ending balance	548,007	553,340	559,990	511,660	220,000
Exercisable	420,068	401,458
Options Outstanding, Weighted Average Exercise Price
Outstanding, beginning Balance	$ 12.76	$ 12.85	$ 10.90	$ 4
Granted		$ 33.80	$ 26.73	$ 14.35
Exercised				$ 4.00
Cancelled or expired	$ 33.80	$ 23.43	$ 11.78	$ 4.00
Outstanding, ending Balance	$ 12.56	$ 12.76	$ 12.85	$ 10.90	$ 4
Exercisable	$ 11.44	$ 11.15
Weighted-Average Remaining Contractual Term (in years)
Outstanding	6 years 10 months 13 days	7 years 1 month 17 days	8 years 1 month 6 days	8 years 11 months 19 days	9 years 1 month 17 days
Exercisable	6 years 8 months 27 days	6 years 11 months 19 days
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 1,142,432	$ 11,737,710	$ 1,693,760	$ 176,400
Outstanding, ending balance	1,163,316	1,142,432	11,737,710	1,693,760	176,400
Exercisable	$ 1,109,460	$ 1,082,482